Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,564,000
Previously Paid Amount	0.00
Total Fee Amount	230.85
Total Offset Amount	0.00
Net Fee	230.85
Narrative - Max Aggregate Offering Price	$ 1,564,000
Final Prospectus	true